Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies
(7)	Commitments and Contingencies

(a)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TW Credit Facility, 2005-1 Bonds, 2011-1 Bonds and Secured Debt Facility. The total balance of these restricted cash accounts was $70,969 and $45,858 as of March 31, 2012 and December 31, 2011, respectively.

(b)	Container Commitments

At March 31, 2012, the Company had placed orders with manufacturers for containers to be delivered subsequent to March 31, 2012 in the total amount of $177,551.

(c)	Trading Container Purchase Commitments

The Company entered into an agreement in November 2011 with a shipping line to purchase up to $18,730 of containers to be resold. The agreement expires at the earlier of November 2012 or when all of the equipment has been delivered and at March 31, 2012 $4,357 of containers remain to be delivered.